Equity - Disclosure of number of shares outstanding (Details)	12 Months Ended
Dec. 31, 2025 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,746,902,995
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	(1,654)
Treasury shares assigned to long-term incentive plans participants (in shares)	9,348,189
Shares issued to serve Long Term Incentive Plans (in shares)	7,642,728
Number of shares outstanding at end of period (in shares)	3,763,892,258
Common Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	2,880,492,279
Number of shares outstanding at end of period (in shares)	2,897,483,196
Common Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	2,880,492,279
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	0
Treasury shares assigned to long-term incentive plans participants (in shares)	9,348,189
Shares issued to serve Long Term Incentive Plans (in shares)	7,642,728
Special Voting Shares A | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	866,410,716
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	(1,654)
Treasury shares assigned to long-term incentive plans participants (in shares)	0
Shares issued to serve Long Term Incentive Plans (in shares)	0
Number of shares outstanding at end of period (in shares)	866,409,062